Stockholders' Equity (Details 2) (Warrant [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Warrant [Member]
Summary of warrant activity
Beginning balance, Outstanding	9,306,250	2,075,000	645,000
Beginning balance, Exercisable	9,306,250	2,075,000	645,000
Option granted	12,275,518	7,321,250	1,430,000
Exercised
Forfeited/Cancelled
Ending balance, Outstanding	21,581,768	9,306,250	2,075,000
Ending balance, Exercisable	21,581,768	9,306,250	2,075,000
Beginning balance, Outstanding, Weighted Average Exercise Price	$ 0.30	$ 0.43	$ 0.70
Beginning balance, Exercisable, Weighted Average Exercise Price	$ 0.30	$ 0.43	$ 0.70
Granted, Weighted Average Exercise Price	$ 0.31	$ 0.26	$ 0.31
Exercised, Weighted Average Exercise Price
Forfeited/Cancelled, Weighted Average Exercise Price
Ending balance, Outstanding, Weighted Average Exercise Price	$ 0.27	$ 0.30	$ 0.43
Ending balance, Exercisable, Weighted Average Exercise Price	$ 0.27	$ 0.30	$ 0.43